STOCK-BASED COMPENSATION - Weighted average restricted stock (Details) - 2013 Incentive Plan [Member] - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	$ 0.43	$ 0.57
Awarded	0.00	0.00
Vested	(0.43)	(0.64)
Forfeited	0.00	0.00
Non Vested, Ending Balance	$ 0.00	$ 0.43